CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Total	Preference shares	Ordinary shares	Preference shares	Additional paid-in capital	Retained earnings	Retained earnings Ordinary shares	Retained earnings Preference shares	Cumulative foreign currency translation adjustments:	Unrealized appreciation on available for sale investments:	Gain on derivatives, net of taxes
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest			$ 0.6		$ 1,201.7	$ 1,502.4			$ (165.5)	$ 84.5	$ 4.3
Capital contribution	$ 268.0
Net income/(loss) for the year	(56.4)
Dividends							$ 0.0	$ (44.5)
Change for the year, net of income taxes									(11.9)	108.0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	2,887.2		0.6		1,469.7	1,397.2			(177.4)	192.5	4.6
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest | Accounting Standards Update 2016-13 [Member]						(4.3)
Net change from current period hedged transactions											0.3
Total accumulated other comprehensive (loss)/income	19.7
Capital contribution	45.0
Net income/(loss) for the year	29.8
Dividends							0.0	(44.5)
Change for the year, net of income taxes									21.4	(157.9)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	2,774.8		0.6	$ 753.5	1,514.7	1,382.5			(156.0)	34.6	(1.6)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest | Accounting Standards Update 2016-13 [Member]						0.0
Net change from current period hedged transactions											(6.2)
Total accumulated other comprehensive (loss)/income	(123.0)
Net income/(loss) for the year	48.4
Dividends		$ (22.2)					(20.0)	(22.2)
Change for the year, net of income taxes									(19.7)	(286.5)
Capital contribution	0.0
Net income/(loss) for the year	51.1
Dividends							(40.0)	(44.6)
Change for the year, net of income taxes									(30.9)	(367.8)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	2,469.0		0.6	753.5		1,388.7			(175.7)	(251.9)	(7.4)
Net change from current period hedged transactions											(5.8)
Total accumulated other comprehensive (loss)/income	(435.0)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	2,358.0		0.6	753.5	$ 1,514.7	1,349.0			(186.9)	(333.2)	13.8
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest | Accounting Standards Update 2016-13 [Member]						0.0
Net change from current period hedged transactions											15.4
Total accumulated other comprehensive (loss)/income	(506.3)
Net income/(loss) for the year	218.9
Dividends		$ (22.2)					$ (20.0)	$ (22.2)
Change for the year, net of income taxes									7.6	10.7
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	2,548.7		$ 0.6	$ 753.5		$ 1,525.7			$ (179.3)	$ (322.5)	9.5
Net change from current period hedged transactions											$ (4.3)
Total accumulated other comprehensive (loss)/income	$ (492.3)